CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from financing activities:
Cash at beginning of period	$ 6,923
Cash at end of period	3,568	$ 6,923
Solaris LLC
Cash flows from operating activities:
Net income (loss)	2,803	(1,373)
Adjustment to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	3,792	2,395
Loss on disposal of asset		22
Provision for bad debt	131
Unit-based compensation	127	64
Amortization of debt issuance costs	4
Changes in assets and liabilities:
Accounts receivable	(3,065)	1,047
Prepaid expenses and other assets	109	1,148
Inventories	327	1,794
Accounts payable	41	(1,515)
Accrued liabilities	252	(1,426)
Net cash provided by operating activities	4,521	2,156
Cash flows from investing activities:
Investment in property, plant and equipment	(10,899)	(27,790)
Proceeds from disposal of asset		4
Purchase price adjustment on acquisition		(73)
Investment in intangible assets	(36)
Net cash used in investing activities	(10,935)	(27,859)
Cash flows from financing activities:
Payments under capital leases	(25)	(25)
Payments under notes payable	(211)	(254)
Proceeds from senior secured credit facility	2,500
Payments related to debt issuance costs	(153)
Proceeds from members contributions	948	8,162
Payments to purchase member units		(5)
Net cash provided by (used in) financing activities	3,059	7,878
Net increase (decrease) in cash	(3,355)	(17,825)
Cash at beginning of period	6,923	24,748
Cash at end of period	3,568	6,923
Non-cash activities
Capitalized depreciation in property, plant and equipment	674	539
Notes payable issued	397	297
Accrued interest from notes receivable issued for membership units	327	208
Cash paid for:
Interest	20	18
Income taxes	$ 35	$ 60